Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	$ 514,500	$ 570,400
Total derivatives, Notional amount	215,417	338,715
Total derivatives	19,705	17,167
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	40,142	153,400
Total asset derivatives, Fair value, net	28,902	35,044
Asset derivatives, Gross asset	28,902	35,044
Asset derivatives, Gross liability
Total liability derivatives, Notional amount	175,275	185,315
Total liability derivatives, Fair value, net	(9,197)	(17,877)
Liability derivatives, Gross asset
Liability derivatives, Gross liability	(9,197)	(17,877)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	40,100	152,400
Total asset derivatives, Fair value, net	1,076	306
Asset derivatives, Gross asset	1,076	306
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Conversion options | Fixed income securities
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	42	1,000
Total asset derivatives, Fair value, net		83
Asset derivatives, Gross asset		83
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Structured settlement annuity reinsurance agreement | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	27,826	34,655
Asset derivatives, Gross asset	27,826	34,655
Asset derivatives, Gross liability
Derivatives not designated as accounting hedging instruments | Guaranteed accumulation benefits | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	136,770	148,926
Total liability derivatives, Fair value, net	(7,925)	(15,508)
Liability derivatives, Gross asset
Liability derivatives, Gross liability	(7,925)	(15,508)
Derivatives not designated as accounting hedging instruments | Withdrawal benefit | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	28,924	29,800
Total liability derivatives, Fair value, net	(677)	(2,071)
Liability derivatives, Gross asset
Liability derivatives, Gross liability	(677)	(2,071)
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	9,581	6,589
Total liability derivatives, Fair value, net	(595)	(298)
Liability derivatives, Gross asset
Liability derivatives, Gross liability	$ (595)	$ (298)